Commitments and Contingencies - Legal proceedings (Details) $ in Thousands	7 Months Ended	8 Months Ended	12 Months Ended
	Jul. 31, 2013 USD ($)	Aug. 31, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 13, 2013 USD ($)	Nov. 13, 2013 NOK
Legal Matters and Contingencies [Line Items]
Legal settlements and other			$ (2,591)	$ (721)	$ 6,000
Leiv Eiriksson
Legal Matters and Contingencies [Line Items]
Liability for unpaid amount							$ 8,800	NOK 77,383,803.58
Drilling units, machinery and equipment | Ocean Rig Mylos
Legal Matters and Contingencies [Line Items]
Proceeds from legal settlements				39,100
Insurance recoveries				39,600
Drilling units, machinery and equipment | Ocean Rig Corcovado | Insurance coverage
Legal Matters and Contingencies [Line Items]
Proceeds from legal settlements		$ 24,600		20,200
Insurance recoveries				$ 20,200		$ 24,600
Drilling units, machinery and equipment | Ocean Rig Corcovado | Claim | Capricorn Greenland Exploration 1 Limited and Cairn Energy Plc.
Legal Matters and Contingencies [Line Items]
Proceeds from legal settlements	$ 5,000
Legal settlements and other					(6,000)
Previously recoginsed insurance claim					$ 11,000